Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases
Schedule of movements in right-of-use assets

Right-of-Use Assets	Vessels	Vessel Equipment	Properties	Other	Total
As of January 1, 2019*	206,753	2,630	4,969	19	214,371
Additions	232	171	912	—	1,315
Depreciation expense	(3,829)	(531)	(718)	(2)	(5,080)
As of June 30, 2019	203,156	2,270	5,163	17	210,606

*The balance as of December 31, 2018 represented the vessel held under finance lease and was included in the financial statement line “Vessel held under finance lease”, which was renamed to “Right-of-use assets” as of January 1, 2019.

Schedule of analysis of lease liabilities

Lease Liabilities
As of January 1, 2019	213,374
Additions	1,081
Lease charge (Note 16)	5,264
Payments	(10,082)
As of June 30, 2019	209,637
Lease liability, current portion	9,052
Lease liability, non-current portion	200,585
Total	209,637